UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04058

The Korea Fund, Inc.

(Exact name of registrant as specified in charter)

555 Mission Street, Suite 1700,
San Francisco, CA 94105
(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway, New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: June 30, 2013

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments

The Korea Fund, Inc. Schedule of Investments

March 31, 2013 (unaudited)

Shares		Value*
COMMON STOCK—94.9%
Air Freight & Logistics—1.2%
26,612	Hyundai Glovis Co., Ltd.	$4,615,509

Auto Components—4.5%
45,783	Hyundai Mobis	12,852,427
328,060	Nexen Tire Corp.	4,423,079

		17,275,506

Automobiles—7.3%
94,059	Hyundai Motor Co.	19,013,534
176,712	Kia Motors Corp.	8,966,001

		27,979,535

Chemicals—3.4%
39,689	LG Chem Ltd.	9,521,827
124,831	SKC Co., Ltd.	3,612,909

		13,134,736

Commercial Banks—7.4%
334,414	DGB Financial Group, Inc.	5,069,963
173,370	Hana Financial Group, Inc.	6,146,626
229,440	KB Financial Group, Inc.	7,664,723
264,262	Shinhan Financial Group Co., Ltd.	9,511,519

		28,392,831

Construction & Engineering—2.9%
208,930	Hyundai Development Co.	4,674,747
110,273	Hyundai Engineering & Construction Co., Ltd.	6,616,256

		11,291,003

Electronic Equipment, Instruments & Components—4.1%
296,265	LG Display Co., Ltd. (e)	8,663,530
78,385	Samsung Electro-Mechanics Co., Ltd.	7,065,775

		15,729,305

Food Products—1.7%
20,920	CJ CheilJedang Corp.	6,442,661

Hotels, Restaurants & Leisure—2.3%
176,082	Hotel Shilla Co., Ltd.	8,730,160

Household Durables—3.0%
121,460	Coway Co., Ltd.	5,392,885
80,465	LG Electronics, Inc. (d)	5,922,358

		11,315,243

Household Products—1.9%
13,243	LG Household & Health Care Ltd.	7,279,831

Industrial Conglomerates—2.3%
148,056	LG Corp.	8,646,823

Insurance—3.1%
21,155	Samsung Fire & Marine Insurance Co., Ltd.	4,146,699
80,439	Samsung Life Insurance Co., Ltd.	7,532,181

		11,678,880

Internet & Catalog Retail—0.9%
26,736	Hyundai Home Shopping Network Corp.	3,335,042

Machinery—2.7%
323,310	Samsung Heavy Industries Co., Ltd.	10,277,922

Media—1.8%
504,370	CJ Hellovision Co., Ltd. (e)	6,933,256

The Korea Fund, Inc. Schedule of Investments

March 31, 2013 (unaudited) (continued)

Shares		Value*
Metals & Mining—6.6%
38,244	Hyundai Steel Co.	$2,805,908
34,007	Korea Zinc Co., Ltd.	10,894,044
38,852	POSCO	11,433,036

		25,132,988

Multi-line Retail—2.6%
42,310	Hyundai Department Store Co., Ltd.	6,222,857
252,985	Hyundai Greenfood Co., Ltd.	3,863,310

		10,086,167

Oil, Gas & Consumable Fuels—2.4%
156,215	GS Holdings	9,142,620

Pharmaceuticals—1.2%
42,343	Dong-A Pharmaceutical Co., Ltd. (b)	4,719,155

Semiconductors & Semiconductor Equipment—25.9%
68,921	Samsung Electronics Co., Ltd.	93,941,354
183,751	SK Hynix, Inc. (e)	4,864,964

		98,806,318

Software—2.3%
59,725	Gamevil, Inc. (e)	5,362,228
23,291	NCSoft Corp.	3,261,045

		8,623,273

Textiles, Apparel & Luxury Goods—0.5%
49,670	Youngone Corp.	1,899,312

Tobacco—1.3%
75,192	KT&G Corp.	5,102,459

Trading Companies & Distributors—1.6%
98,231	Samsung C&T Corp.	6,080,405

	Total Common Stock (cost—$233,972,339)	362,650,940

Collateral Invested for Securities on Loan—1.2%
4,613,650	BNY Institutional Cash Reserves Fund (cost-$4,613,650) (c)	4,613,650

	Total Investments (cost—$238,585,989) (a)(f)—96.1%	367,264,590

	Other assets less liabilities-3.9%	14,740,361

	Net Assets—100.0%	$382,004,951

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. An investment in a mutual fund is valued at its closing net asset value per share as reported on each business day.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Directors, or persons acting at their discretion pursuant to procedures established by the Board of Directors. The Fund’s investments are valued daily and the net asset value (“NAV”) is calculated as of the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day NYSE is open for business using prices supplied by the dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. For foreign equity securities (with certain exceptions, if any), the Fund fair values its securities daily using modeling tools provided by statistical research service. This service utilizes statistics and programs based on historical performance of markets and other economic data (which may include changes in the value of U.S. securities or security indices).

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than U.S. dollar may be affected significantly on a day that the NYSE is closed. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material.

(a)	Securities with an aggregate value of $347,436,441, representing 91.0% of net assets, were valued utilizing modeling tools provided by a third-party vendor.

(b)	Fair-Valued—Security with a value of $4,719,155, representing 1.2% of net assets.

(c)	Purchased with cash collateral received from securities on loan.

(d)	A portion of securities on loan with an aggregate a market value of $4,393,568; cash collateral of $4,613,650 was received with which the Fund invested in the BNY Institutional Cash Reserves Fund.

(e)	Non-income producing.

(f)	At March 31, 2013, the cost basis of portfolio securities for federal income tax purposes was $239,721,776. Gross unrealized appreciation was $138,451,346; gross unrealized depreciation was $10,908,532; and net unrealized appreciation was $127,542,814. The difference between book and tax cost basis was attributable to wash sale loss deferrals.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3 – valuations based on significant unobservable inputs (including the investment manager’s or Valuation Committee’s own assumptions and single broker quotes in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The valuation techniques used by the Fund to measure fair value during the nine months ended March 31, 2013 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

A summary of the inputs used at March 31, 2013 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/13
Investments in Securities—Assets
Common Stock:
Household Durables	$5,392,885	$5,922,358	$—	$11,315,243
Pharmaceuticals	—	—	4,719,155	4,719,155
Tobacco	5,102,459	—	—	5,102,459
All Other	—	341,514,083	—	341,514,083
Collateral Invested for Securities on Loan	4,613,650	—	—	4,613,650

Totals	$15,108,994	$347,436,441	$4,719,155	$367,264,590

At March 31, 2013, there were no transfers between Levels 1 and 2.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended March 31, 2013, was as follows:

	Beginning Balance 6/30/12	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3*	Transfers out of Level 3	Ending Balance 3/31/13
Investments in Securities—Assets
Common Stock:
Pharmaceuticals	$—	$—	$—	$—	$—	$—	$4,719,155	$—	$4,719,155

The following tables present additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2013:

	Ending Balance at 3/31/13	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities—Assets
Common Stock	$4,719,155	Last Exchange Price	Trading Volume	KRW 124,000

*	Transferred out of Level 2 into Level 3 because a March 31, 2013 closing exchange price was not available.

The net change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at March 31, 2013 was $1,599,865.

Item 2.	Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Exhibit 99.302 Cert.—Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Korea Fund, Inc.

By:	/s/ Christian W. Pachtner
Christian W. Pachtner
President & Chief Executive Officer

Date: May 23, 2013

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
Treasurer, Principal Financial & Accounting Officer

Date: May 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christian W. Pachtner
Christian W. Pachtner
President & Chief Executive Officer

Date: May 23, 2013

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
Treasurer, Principal Financial & Accounting Officer

Date: May 23, 2013